Consolidated statements of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net earnings	$ 6,514	$ 375
Items that will be subsequently reclassified to net earnings
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($201) million and $144 million for 2025 and 2024, respectively	551	(393)
Loss on cumulative translation adjustment	(37)	0
Items that will not be reclassified to net earnings
Actuarial gains on post-employment benefit plans, net of income taxes of ($229) million and ($213) million for 2025 and 2024, respectively	630	583
Net change in value of publicly-traded and privately-held investments, net of income taxes of ($40) million and ($38) million for 2025 and 2024, respectively	253	239
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $6 million and ($21) million for 2025 and 2024, respectively	(15)	59
Other comprehensive income	1,382	488
Total comprehensive income (loss)	7,896	863
Total comprehensive income attributable to:
Common shareholders	7,689	648
Preferred shareholders	155	181
Non-controlling interest	52	34
Total comprehensive income (loss)	$ 7,896	$ 863